Goodwill, Internal-Use Software Development Costs, Net, and Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL, INTERNAL-USE SOFTWARE DEVELOPMENT COSTS, NET, AND INTANGIBLE ASSETS, NET	Goodwill, Internal-Use Software Development Costs, Net, and Intangible Assets, Net
Goodwill
The changes to goodwill by reportable segments were as follows (in thousands):

	Owned and Operated Advertising	Partner Network	Total
Goodwill at January 27, 2022 (Successor)	$—	$—	$—
Additions	360,194	94,941	455,135
Impairment	(360,194)	(12,534)	(372,728)
Goodwill at December 31, 2022 (Successor) and December 31, 2023 (Successor)	$—	$82,407	$82,407
Additions to goodwill during the period from January 27, 2022 through December 31, 2022 (Successor), were from the acquisitions of S1 Holdco, CouponFollow, RoadWarrior and Answers (see Note 4, Acquisitions).
There was no goodwill activity for the period from January 1, 2022 through January 26, 2022 (Predecessor).
Goodwill Impairment
During 2022 we experienced adverse macroeconomic impacts as a result of changes in market conditions and increases in interest rates, which contributed to reduced forecasted revenue and reduced expectations for future cash flows. As a result, we recorded an impairment of goodwill of $346.1 million in the third quarter of 2022. In the fourth quarter of 2022 as part of our annual impairment analysis, we recorded an impairment charges related to a write-down of goodwill by $26.6 million.
Upon classifying Protected as held for sale as of September 30, 2023, we performed a goodwill impairment test on the Subscription reporting unit resulting in a goodwill impairment charge. Additionally, we recorded an impairment upon the classification of the disposal group as held for sale, see Note 19, Discontinued Operations.
Internal-use software development costs, net and intangible assets, net
Internal-use software development costs and intangible assets consisted of the following (in thousands):

	December 31, 2023 (Successor)
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Internal-use software development costs	$13,788	$(2,363)	$11,425
Intangible assets:
Developed technology	$196,128	$(94,354)	$101,774
Trademarks and trade names	236,053	(45,050)	191,003
Software	5,100	(2,341)	2,759
Customer relationships	2,900	(1,435)	1,465
Total	$440,181	$(143,180)	$297,001

	December 31, 2022 (Successor)
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Internal-use software development costs	$7,206	$(258)	$6,948
Intangible assets:
Developed technology	$196,128	$(45,322)	$150,806
Trademarks and trade names	236,053	(21,450)	214,603
Software	5,100	(1,066)	4,034
Customer relationships	2,900	(682)	2,218
Total	$440,181	$(68,520)	$371,661
The internal-use software development costs includes construction in progress which is not being amortized of $3.5 million and $5.0 million as of December 31, 2023 (Successor) and 2022 (Successor), respectively.
Amortization expense for internal-use software development costs and intangible assets were as follows (in thousands):

	Successor		Predecessor
	Year Ended December 31, 2023	Period from January 27, 2022 through December 31, 2022	Period from January 1, 2022 through January 26, 2022
Amortization expense for internal-use software development	$2,981	$467	$355
Amortization expense for intangible assets	$74,660	$68,520	$629
During the fourth quarter of 2023 due to adverse macroeconomic impacts, we performed an impairment assessment on our Owned and Operated Advertising long-lived asset group. Additionally, during 2022, in conjunction with our testing for impairment of goodwill, we performed an impairment assessment of our long-lived asset groups. For the respective analysis, we compared the undiscounted cash flows of the asset groups with their carrying values. The undiscounted cash flows exceeded the carrying value, and accordingly, we did not record any impairments of long-lived assets in either 2023 or 2022. No impairment of internal-use software development cost or intangible assets was identified for any of the periods presented.
As of December 31, 2023 (Successor), the expected amortization expense associated with our intangible assets and internal-use software development costs was as follows (in thousands):

2024	$78,968
2025	78,359
2026	30,007
2027	24,488
2028	23,600
Thereafter	73,004
Total amortization expense	$308,426
As of December 31, 2023 (Successor), the weighted average amortization period for all intangible assets was 7 years.